20. INCOME TAXES: Schedule of Reasons for Income tax recovery differences (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Loss before income taxes	$ (21,695,274)	$ (12,513,900)
Statutory income tax rate	26.50%	26.50%
Expected income tax recovery	$ (5,749,248)	$ (3,316,184)
Effect of change in tax rates	(186,145)	5,674
Nondeductible recoveries and other	253,284	1,005,965
Listing expense	8,436,570	0
Stock based compensation	1,048,334	0
Foreign exchange	467,291	0
Fair value adjustments	(14,209,158)	0
280E expenses	670,731	0
Amortization of intangibles	2,824,413	0
Share issuance costs booked through equity	(530,595)	0
Under (over) provided in prior years	0	44,209
Changes in unrecognized deductible temporary differences	3,856,116	341,622
Unused tax losses and tax offsets not recognized	0	1,918,714
Income tax recovery	$ (3,118,407)	$ 0